RELATED PARTY TRANSACTIONS (Schedule of Amounts From/Due to Related Party) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Amounts due from related parties	$ 1,045	$ 4,270
Amounts due to related parties	34,676	90,526
Related Party
RELATED PARTY TRANSACTIONS
Amounts due from related parties	1,045	4,270
Amounts due to related parties	34,676	90,526
Related Party | Beihai Silver Beach
RELATED PARTY TRANSACTIONS
Amounts due from related parties	245	330
Related Party | Shanghai Yuyue
RELATED PARTY TRANSACTIONS
Amounts due from related parties	800	3,940
Related Party | CIH
RELATED PARTY TRANSACTIONS
Amounts due to related parties	$ 34,676	$ 90,526